Equity - Hedging Reserve Schedule (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Aug. 22, 2022 EUR (€)	Jun. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)	Dec. 02, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 26, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 07, 2018 USD ($)	Apr. 20, 2018 USD ($)	Mar. 22, 2018 USD ($)
Cap options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value									$ 200,000,000
Change recognized in OCI	$ 466,000
Fx Euro hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	18,398,000	€ 18,000,000
Fair Value - Assets	1,032,000
Change recognized in OCI	1,032,000
$$173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	56,800,000									$ 86,800,000
Change recognized in OCI	4,800,000
$$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	60,200,000						$ 70,100,000
Change recognized in OCI	3,800,000
$$173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value											$ 173,550,300
$$173.6 million facility - Cap Quebec and Cap Pembroke | $$173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	56,838,000									$ 173,600,000
Fair Value - Assets	1,791,000
Change recognized in OCI	4,757,000
$$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | $$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	60,164,000						$ 173,600,000
Fair Value - Assets	5,202,000
Change recognized in OCI	3,830,000
Secured vessels Revolving loan due 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	713,000,000.0					$ 713,000,000		$ 713,000,000
Secured vessels Revolving loan due 2026 | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	223,667,000					$ 713,000,000
Fair Value - Assets	17,819,000
Change recognized in OCI	12,859,000
Secured vessels loan due 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	73,450,000				$ 73,450,000
Secured vessels loan due 2028 | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	71,155,000			$ 73,450,000
Fair Value - Assets	5,465,000
Change recognized in OCI	5,465,000
$150.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	106,310,000		$ 150,000,000
Fair Value - Assets	2,249,000
Change recognized in OCI	$ 2,249,000